Financial Instruments (Schedule of sensitive analysis for change in LIBOR interest rate) (Details) - US LIBOR [Member] $ in Thousands	Dec. 31, 2022 USD ($)
Long-term loans [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
1.5% decrease effect on net income (loss) and equity	$ 1,357
1% decrease effect on net income (loss) and equity	904
1% increase effect on net income (loss) and equity	(904)
1.5% increase effect on net income (loss) and equity	(1,357)
Interest rate swaps [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
1.5% decrease effect on net income (loss) and equity	(959)
1% decrease effect on net income (loss) and equity	(638)
1% increase effect on net income (loss) and equity	638
1.5% increase effect on net income (loss) and equity	$ 959